Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended			31 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012 Pride Pennsylvania Rig [Member]	Dec. 31, 2013 6.36% MARAD bonds due 2015 [Member]	Jun. 30, 2014 Jackups [Member] ENSCO 85 [Member]	Mar. 31, 2013 Jackups [Member] Pride Pennsylvania Rig [Member]		Apr. 30, 2014 Subsequent Event [Member] Jackups [Member] ENSCO 85 [Member]	Dec. 31, 2013 Subsequent Event [Member] Jackups [Member] ENSCO 69 and Wisconsin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Tax Effect of Discontinued Operation	$ 900,000		$ 10,900,000
Debt instrument, interest rate, stated percentage						6.36%
Debt Instrument Carrying Value						25,300,000
Debt, Current	(47,500,000)	(47,500,000)		(47,500,000)		12,700,000
Net Cash Provided by (Used in) Discontinued Operations	131,600,000	173,100,000	(79,800,000)	203,000,000 [1]			64,400,000	15,500,000	[1]	64,400,000	32,200,000 [1]
Impairment charge for asset write down					(2,500,000)
Litigation Settlement, Amount	9,600,000
Legal Fees	3,600,000
Estimated Litigation Liability	6,400,000			6,400,000
Liability insurance self-insured retention per occurrence	10,000,000			10,000,000
Litigation Settlement, Amount to be Paid by Underwriters	$ 3,200,000			$ 3,200,000

[1]	The rigs' operating results were reclassified to discontinued operations in our consolidated statements of income for each of the years in the three-year period ended December 31, 2013 and were previously included within the operating segment noted in the above table.